Exhibit 99.1

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

Collection Period Start	1-May-21	Distribution Date	15-Jun-21
Collection Period End	31-May-21	30/360 Days	30
Beg. of Interest Period	17-May-21	Actual/360 Days	29
End of Interest Period	15-Jun-21

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,024,096.62	588,937,411.80	532,192,975.67	0.3533761
Total Securities		1,506,024,096.62	588,937,411.80	532,192,975.67	0.3533761
Class A-1 Notes	2.282220%	169,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	2.270000%	285,450,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.370880%	233,550,000.00	0.00	0.00	0.0000000
Class A-3 Notes	2.270000%	456,000,000.00	226,913,315.18	170,168,879.05	0.3731774
Class A-4 Notes	2.290000%	106,000,000.00	106,000,000.00	106,000,000.00	1.0000000
Certificates	0.000000%	256,024,096.62	256,024,096.62	256,024,096.62	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	56,744,436.13	429,244.35	124.4395529	0.9413253
Class A-4 Notes	0.00	202,283.33	0.0000000	1.9083333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	56,744,436.13	631,527.68

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					8,079,497.88
Monthly Interest					4,330,983.46

Total Monthly Payments					12,410,481.34
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					471,667.55
Aggregate Sales Proceeds Advance					1,977,343.50

Total Advances					2,449,011.05
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					62,733,798.38
Excess Wear and Tear and Excess Mileage					158,489.67
Remaining Payoffs					0.00
Net Insurance Proceeds					663,806.88
Residual Value Surplus					3,938,619.37

Total Collections					82,354,206.69

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		6,381,805.00			267
Involuntary Repossession		301,014.00			14
Voluntary Repossession		116,465.00			7
Full Termination		6,433,948.00			272
Bankruptcty		63,226.00			3
Insurance Payoff			657,996.33		33
Customer Payoff				164,144.99	9
Grounding Dealer Payoff				45,077,427.68	2,503
Dealer Purchase				7,783,127.46	375

Total		13,296,458.00	657,996.33	53,024,700.13	3,483

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	35,901	732,984,280.11	7.00000%	588,937,411.80
Total Depreciation Received		(11,371,729.83)		(9,327,333.54)
Principal Amount of Gross Losses	(52)	(1,013,344.10)		(816,420.73)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(29)	(797,710.73)		(622,441.58)
Scheduled Terminations	(3,103)	(57,273,276.91)		(45,978,240.28)

Pool Balance - End of Period	32,717	662,528,218.54		532,192,975.67
Remaining Pool Balance
Lease Payment				80,045,185.14
Residual Value				452,147,790.53

Total				532,192,975.67

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	82,354,206.69
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	82,354,206.69
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	434,913.52
3. Reimbursement of Sales Proceeds Advance	6,798,858.70
4. Servicing Fee:
Servicing Fee Due	490,781.18
Servicing Fee Paid	490,781.18
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	7,724,553.40
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	429,244.35
Class A-3 Notes Monthly Interest Paid	429,244.35
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	202,283.33
Class A-4 Notes Monthly Interest Paid	202,283.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	631,527.68
Total Note and Certificate Monthly Interest Paid	631,527.68
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	73,998,125.61
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	56,744,436.13
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	56,744,436.13
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	17,253,689.48

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,120.48
Required Reserve Account Amount			7,530,120.48
Beginning Reserve Account Balance			7,530,120.48
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,530,120.48
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			17,253,689.48
Gross Reserve Account Balance			24,783,809.96
Remaining Available Collections Released to Seller			17,253,689.48
Total Ending Reserve Account Balance			7,530,120.48

V. POOL STATISTICS

Weighted Average Remaining Maturity			6.76
Monthly Prepayment Speed			78%
Lifetime Prepayment Speed			62%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,328,358.65
Securitization Value of Defaulted Receivables and Casualty Receivables		816,420.73	52
Aggregate Defaulted and Casualty Gain (Loss)		511,937.92
Pool Balance at Beginning of Collection Period		588,937,411.80
Net Loss Ratio
Current Collection Period		0.0869%
Preceding Collection Period		0.0611%
Second Preceding Collection Period		0.0898%
Third Preceding Collection Period		0.0032%
Cumulative Net Losses for all Periods		-0.0509%	(766,523.29)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.48%	2,831,849.81	188
61-90 Days Delinquent	0.10%	565,778.33	40
91-120 Days Delinquent	0.07%	388,274.08	29
More than 120 Days	0.00%	17,603.26	1

Total Delinquent Receivables:	0.64%	3,803,505.48	258

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.16%	0.19%
Preceding Collection Period		0.16%	0.18%
Second Preceding Collection Period		0.15%	0.17%
Third Preceding Collection Period		0.21%	0.24%
60 Day Delinquent Receivables		1,245,662.98
Delinquency Percentage		0.21%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		12,815,753.00	539
Securitization Value		8,882,560.43	539

Aggregate Residual Value Surplus (Loss)		3,933,192.57

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		359,332,131.52	20,833
Cumulative Securitization Value		303,793,741.90	20,833

Cumulative Residual Value Surplus (Loss)		55,538,389.62

Book Amount of Extensions		183,357.54
Number of Extensions		9

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			7,984,408.84
Reimbursement of Outstanding Advance			6,798,858.70
Additional Advances for current period			1,977,343.50

Ending Balance of Residual Advance			3,162,893.64

Beginning Balance of Payment Advance			1,077,655.84
Reimbursement of Outstanding Payment Advance			434,913.52
Additional Payment Advances for current period			471,667.55

Ending Balance of Payment Advance			1,114,409.87

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO